The Gamco Global Telecommunications Fund
SUMMARY OF THE FUNDS The GAMCO GLOBAL TELECOMMUNICATIONS FUND (the “Global Telecommunications Fund”)
Investment Objectives
The Global Telecommunications Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Telecommunications Fund.
Fees and Expenses of the Global Telecommunications Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Telecommunications Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 35 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees The Gamco Global Telecommunications Fund (USD $)	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses The Gamco Global Telecommunications Fund	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses	1.61%	2.36%	2.36%	1.36%

Expense Example

This example is intended to help you compare the cost of investing in the Global Telecommunications Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Telecommunications Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Telecommunications Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Gamco Global Telecommunications Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	729	1,054	1,401	2,376
Class B Shares	739	1,036	1,460	2,510
Class C Shares	339	736	1,260	2,696
Class I Shares	138	431	745	1,635

You would pay the following expenses if you did not redeem your shares of the Global Telecommunications Fund:
Expense Example, No Redemption The Gamco Global Telecommunications Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	729	1,054	1,401	2,376
Class B Shares	239	736	1,260	2,510
Class C Shares	239	736	1,260	2,696
Class I Shares	138	431	745	1,635

Portfolio Turnover
The Global Telecommunications Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Telecommunications Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Telecommunications Fund’s performance. During the most recent fiscal year, the Global Telecommunications Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which Gabelli Funds, LLC, the Global Telecommunication Fund’s investment adviser (the “Adviser”) believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Telecommunications Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Telecommunications Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave, and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone, and computer systems; broadcasting, including television and radio via VHF, UHF, satellite, and microwave transmission, and cable television.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.

Principal Risks

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they could be worth more or less than what you paid for them. An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.

Investing in the Global Telecommunications Fund involves the following risks:

  Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
  Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Telecommunications Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.
  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Non-Diversification Risk. As a non-diversified mutual fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Concentration Risk. The Fund may be subject to greater volatility with respect to its portfolio securities than a fund that is more broadly diversified.
  Industry Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry.
  Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:

•	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.

•	Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.

•	Emerging Markets. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future. Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL TELECOMMUNICATIONS FUND (Total Returns for the Years Ended December 31)

The bar chart above shows the total returns for Class A for the years ended 2002 through 2011. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 26.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns The Gamco Global Telecommunications Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class A Shares	Global Telecommunications Fund Class A Shares	Return Before Taxes		(6.77%)	(1.91%)	4.09%
Return Before Taxes Class B Shares	Class B Shares	Return Before Taxes		(7.42%)	(2.66%)	3.30%
Return Before Taxes Class C Shares	Class C Shares	Return Before Taxes		(7.41%)	(2.66%)	3.30%
Return Before Taxes Class I Shares	Class I Shares (first issued on 1/11/08)	Return Before Taxes		(6.47%)	(1.72%)	4.19%
Return After Taxes on Distributions Class A Shares	Global Telecommunications Fund Class A Shares	Return After Taxes on Distributions		(12.13%)	(3.14%)	3.41%
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	Global Telecommunications Fund Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		(7.17%)	(2.40%)	3.12%
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses, or taxes)	(6.95%)	(1.35%)	4.77%
MSCI AC World Telecommunications Services Index		MSCI AC World Telecommunications Services Index	(reflects no deduction for fees, expenses, or taxes)	0.09%	1.72%	4.20%

The returns shown for Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Telecommunications Fund, which are not offered in this Prospectus. All Classes of the Global Telecommunications Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Telecommunications Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

The Gamco Global Growth Fund
SUMMARY OF THE FUNDS The GAMCO GLOBAL GROWTH FUND (the “Global Growth Fund”)
Investment Objectives
The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Growth Fund.
Fees and Expenses of the Global Growth Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Growth Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” on page 35 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees The Gamco Global Growth Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Annual Fund Operating Expenses The Gamco Global Growth Fund	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.59%	0.59%	0.59%
Total Annual Fund Operating Expenses	1.84%	2.59%	1.59%

Expense Example

This example is intended to help you compare the cost of investing in the Global Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Gamco Global Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	751	1,120	1,513	2,609
Class C Shares	362	805	1,375	2,925
Class I Shares	162	502	866	1,889

You would pay the following expenses if you did not redeem your shares of the Global Growth Fund:
Expense Example, No Redemption The Gamco Global Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	751	1,120	1,513	2,609
Class C Shares	262	805	1,375	2,925
Class I Shares	162	502	866	1,889

Portfolio Turnover
The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the portfolio manager believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof.

To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

The Global Growth Fund invests primarily in common stocks of foreign and domestic mid-capitalization and large-capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large.

You May Want to Invest in the Global Growth Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.

Principal Risks

The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Growth Fund shares, they could be worth more or less than what you paid for them. An investment in the Fund is not guaranteed; you may lose money by investing in the Global Growth Fund.

Investing in the Global Growth Fund involves the following risks:

  Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
  Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.
  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Non-Diversification Risk. As a non-diversified mutual fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:

•	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.

•	Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.

•	Emerging Markets. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL GROWTH FUND (Total Returns for the Years Ended December 31)

The bar chart above shows the total returns for Class A Shares for the years ended 2002 through 2011. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 25.4% (quarter ended June 30, 2003) and the lowest return for a quarter was (24.2)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns The Gamco Global Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class A Shares	Global Growth Fund Class A Shares	Return Before Taxes		(4.19%)	0.55%	4.35%
Return Before Taxes Class C Shares	Class C Shares	Return Before Taxes		(4.92%)	(0.21%)	3.35%
Return Before Taxes Class I Shares	Class I Shares (first issued on 1/11/08)	Return Before Taxes		(3.94%)	0.77%	4.47%
Return After Taxes on Distributions Class A Shares	Global Growth Fund Class A Shares	Return After Taxes on Distributions		(9.71%)	(0.66%)	3.71%
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	Global Growth Fund Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		(6.31%)	(0.54%)	3.24%
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses, or taxes)	(6.95%)	(1.35%)	4.77%
Lipper Global Large Cap Growth Fund Average		Lipper Global Large Cap Growth Fund Average	(reflects no deduction for fees, expenses, or taxes)	(6.68%)	(1.48%)	3.02%

The returns shown for Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Growth Fund, which are not offered in this Prospectus. All Classes of the Global Growth Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

The Gamco Global Opportunity Fund
SUMMARY OF THE FUNDS The GAMCO GLOBAL OPPORTUNITY FUND (the “Global Opportunity Fund”)
Investment Objectives
The Global Opportunity Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Opportunity Fund.
Fees and Expenses of the Global Opportunity Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunity Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 35 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees The Gamco Global Opportunity Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you are deducted from Fund assets):
Annual Fund Operating Expenses The Gamco Global Opportunity Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.35%	1.35%	1.35%
Total Annual Fund Operating Expenses	[1]	2.60%	3.35%	2.35%
Fee Waiver and/or Expense Reimbursement	[1]	(0.59%)	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.01%	2.76%	1.76%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.75%, 2.75%, and 1.75% for Class A, Class C, and Class I Shares, respectively. This arrangement is in effect through May 1, 2013 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in the Global Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Opportunity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Gamco Global Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	767	1,284	1,826	3,299
Class C Shares	379	975	1,695	3,600
Class I Shares	179	677	1,202	2,641

You would pay the following expenses if you did not redeem your shares of the Global Opportunity Fund:
Expense Example, No Redemption The Gamco Global Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	767	1,284	1,826	3,299
Class C Shares	279	975	1,695	3,600
Class I Shares	179	677	1,202	2,641

Portfolio Turnover
The Global Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Opportunity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Opportunity Fund’s performance. During the most recent fiscal year, the Global Opportunity Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stock of companies which the portfolio manager believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Global Opportunity Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Opportunity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Opportunity Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.

Principal Risks

The Global Opportunity Fund’s share price will fluctuate with changes in the market value of the Global Opportunity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Opportunity Fund shares, they could be worth more or less than what you paid for them. An investment in the Fund is not guaranteed; you may lose money by investing in the Global Opportunity Fund.

Investing in the Global Opportunity Fund involves the following risks:

  Smaller Capitalization Risk. Risk is greater for the securities of smaller capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.
  Equity Risk. Equity risk is the risk that the prices of the securities held by the Global Opportunity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.
  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Non-Diversification Risk. As a non-diversified mutual fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:

•	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.

•	Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.

•	Emerging Markets. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund’s performance from year to year and by showing how the Global Opportunity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Global Opportunity Fund will perform in the future. Updated information on the Global Opportunity Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL OPPORTUNITY FUND (Total Returns for the Years Ended December 31)

The bar chart above shows the total returns for Class A for the years ended 2002 through 2011. Sales loads are not reflected in the above chart. If sales loads were reflected, the Global Opportunity Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 22.8% (quarter ended June 30, 2003) and the lowest return for a quarter was (19.5)% (quarter ended September 30, 2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns The Gamco Global Opportunity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class A Shares	Global Opportunity Fund Class A Shares	Return Before Taxes		(9.45%)	(0.17%)	6.16%
Return Before Taxes Class C Shares	Class C Shares	Return Before Taxes		(10.14%)	(0.97%)	5.68%
Return Before Taxes Class I Shares	Class I Shares (first issued on 1/11/08)	Return Before Taxes		(9.22%)	0.04%	6.24%
Return After Taxes on Distributions Class A Shares	Global Opportunity Fund Class A Shares	Return After Taxes on Distributions		(14.61%)	(1.35%)	5.53%
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	Global Opportunity Fund Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		(9.38%)	(1.08%)	4.90%
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses, or taxes)	(6.95%)	(1.35%)	4.77%
Lipper Global Multi-Cap Growth Fund Average		Lipper Global Multi-Cap Growth Fund Average	(reflects no deduction for fees, expenses, or taxes)	(11.85%)	(0.18%)	5.02%

The returns shown for Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Opportunity Fund, which are not offered in this Prospectus. All Classes of the Global Opportunity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Opportunity Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

The Gamco Vertumnus Fund
SUMMARY OF THE FUNDS The GAMCO VERTUMNUS FUND (the “Vertumnus Fund”)
Investment Objective
The Vertumnus Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.
Fees and Expenses of the Vertumnus Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Vertumnus Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 35 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees The Gamco Vertumnus Fund (USD $)	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption price)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses The Gamco Vertumnus Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.13%	2.13%	2.13%
Total Annual Fund Operating Expenses	[1]	3.38%	4.13%	3.13%
Fee Waiver and/or Expense Reimbursement	[1]	(1.36%)	(1.36%)	(1.36%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.02%	2.77%	1.77%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.75%, and 1.75% for Class A, Class C, and Class I Shares, respectively. This arrangement is in effect through May 1, 2013 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in the Vertumnus Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Vertumnus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Vertumnus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Gamco Vertumnus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	768	1,435	2,124	3,945
Class C Shares	380	1,132	1,999	4,232
Class I Shares	180	838	1,521	3,344

You would pay the following expenses if you did not redeem your shares of the Vertumnus Fund:
Expense Example, No Redemption The Gamco Vertumnus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	768	1,435	2,124	3,945
Class C Shares	280	1,132	1,999	4,232
Class I Shares	180	838	1,521	3,344

Portfolio Turnover
The Vertumnus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Vertumnus Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Vertumnus Fund’s performance. During the most recent fiscal year, the Vertumnus Fund’s portfolio turnover rate was 45% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Vertumnus Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. As a “global” fund, the Vertumnus Fund invests in securities of issuers, or related investments thereof, located in at least three countries. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include: the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends, and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. Because many convertible securities are rated below investment grade, the Vertumnus Fund may invest without limit in securities rated lower than “BBB” by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated “BB” or lower by S&P or “Ba” or lower by Moody’s may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative. The Fund also may invest up to 25% of its assets in fixed income securities that are below investment grade, including up to 5% of its assets in securities of issuers that are in default.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.
  you are seeking monthly distributions

Principal Risks

The Vertumnus Fund’s share price will fluctuate with changes in the market value of the Vertumnus Fund’s portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Vertumnus Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Vertumnus Fund shares, they could be worth more or less than what you paid for them. An investment in the Fund is not guaranteed; you may lose money by investing in the Vertumnus Fund.

Investing in the Vertumnus Fund involves the following risks:

  Lower Rated Securities. Lower rated securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited.
  Equity Risk. Equity risk is the risk that the prices of the securities held by the Vertumnus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.
  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Non-Diversification Risk. As a non-diversified mutual fund, more of the Fund’s assets may be focused in the common stocks of a small number of issuers, which may make the value of the Fund’s shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Convertible Securities and Credit Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:

•	Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

•	Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.

•	Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.

•	Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.

•	Emerging Markets. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Vertumnus Fund by showing changes in the Vertumnus Fund’s performance from year to year and by showing how the Vertumnus Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Vertumnus Fund’s past performance (before and after taxes) does not predict how the Vertumnus Fund will perform in the future. Updated information on the Vertumnus Fund’s results can be obtained by visiting www.gabelli.com.
VERTUMNUS FUND (Total Returns for the Years Ended December 31)

The bar chart above shows total returns for Class A Shares for the years ended 2002 through 2011. Sales loads are not reflected in the above chart. If sales loads were reflected, the Vertumnus Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 18.4% (quarter ended September 30, 2009) and the lowest return for a quarter was (26.3)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns The Gamco Vertumnus Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class A Shares	Vertumnus Fund Class A Shares	Return Before Taxes		(6.65%)	(1.86%)	3.27%
Return Before Taxes Class C Shares	Class C Shares	Return Before Taxes		(7.55%)	(2.72%)	2.46%
Return Before Taxes Class I Shares	Class I Shares (first issued on 1/11/08)	Return Before Taxes		(6.37%)	(1.68%)	3.34%
Return After Taxes on Distributions Class A Shares	Vertumnus Fund Class A Shares	Return After Taxes on Distributions		(12.80%)	(4.21%)	1.23%
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	Vertumnus Fund Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		(7.67%)	(2.96%)	1.85%
Bank of America Merrill Lynch Global 300 Convertible Index		Bank of America Merrill Lynch Global 300 Convertible Index	(reflects no deduction for fees, expenses, or taxes)	(5.67%)	2.83%	5.97%
MSCI AC World Free Index		MSCI World Free Index	(reflects no deduction for fees, expenses, or taxes)	(7.63%)	(4.43%)	1.66%

The returns shown for Class A, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Vertumnus Fund, which are not offered in this Prospectus. All Classes of the Vertumnus Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Vertumnus Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.